Segment Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment	2
Number of operating segments | segment	2
Segment Reporting Information [Line Items]
Interest income	$ 97,658	$ 95,351	$ 91,968
Interest expense	31,778	36,758	32,826
Net interest income	65,880	58,593	59,142
Provision for credit losses	360	1,027	2,340
Operating expenses
Salaries and employee benefits	27,841	26,578	28,971
Occupancy, furniture and equipment expense	4,373	4,555	4,041
Processing, network, and bank card expense	5,656	5,530	5,151
Legal, examination, and professional fees	1,698	2,608	2,508
Depreciation and amortization	2,328	1,715	2,214
Other	8,951	8,538	9,474
Total expenses	50,847	49,524	52,359
Other
Non-interest income	14,309	14,320	7,536
Investment securities gains (losses), net	117	(4)	(11,547)
Income tax expense (benefit)	5,298	4,102	(524)
Net income	23,801	18,256	956
Segment assets	1,894,850	1,825,185	1,875,350
Operating Segments | Bank
Segment Reporting Information [Line Items]
Interest income	97,554	95,234	91,743
Interest expense	28,384	32,859	29,052
Net interest income	69,170	62,375	62,691
Provision for credit losses	360	1,027	2,340
Operating expenses
Salaries and employee benefits	26,271	25,238	27,830
Occupancy, furniture and equipment expense	4,304	4,555	4,040
Processing, network, and bank card expense	5,530	5,530	5,151
Legal, examination, and professional fees	1,406	2,273	2,006
Depreciation and amortization	2,328	1,715	2,214
Other	7,953	7,723	9,761
Total expenses	47,792	47,034	51,002
Other
Non-interest income	10,388	13,382	7,416
Investment securities gains (losses), net	117	(4)	(11,500)
Income tax expense (benefit)	6,024	5,827	698
Net income	25,499	21,865	4,567
Segment assets	1,881,724	1,812,168	1,867,686
Operating Segments | Wealth Management
Segment Reporting Information [Line Items]
Interest income	0
Interest expense	0
Net interest income	0
Provision for credit losses	0
Operating expenses
Salaries and employee benefits	871
Occupancy, furniture and equipment expense	69
Processing, network, and bank card expense	126
Legal, examination, and professional fees	0
Depreciation and amortization	0
Other	102
Total expenses	1,168
Other
Non-interest income	2,202
Investment securities gains (losses), net	0
Income tax expense (benefit)	0
Net income	1,034
Segment assets	13
Non-Bank
Segment Reporting Information [Line Items]
Interest income	104	117	225
Interest expense	3,394	3,899	3,774
Net interest income	(3,290)	(3,782)	(3,549)
Provision for credit losses	0	0	0
Operating expenses
Salaries and employee benefits	699	1,340	1,141
Occupancy, furniture and equipment expense	0	0	1
Processing, network, and bank card expense	0	0	0
Legal, examination, and professional fees	292	335	502
Depreciation and amortization	0	0	0
Other	896	815	(287)
Total expenses	1,887	2,490	1,357
Other
Non-interest income	1,719	938	120
Investment securities gains (losses), net	0	0	(47)
Income tax expense (benefit)	(726)	(1,725)	(1,222)
Net income	(2,732)	(3,609)	(3,611)
Segment assets	$ 13,113	$ 13,017	$ 7,664